ADVANCES FROM CUSTOMERS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Advances From Customers
Advances from customers	$ 1,555,424	$ 159,844
Revenues from the contract liabilities	$ 135,002	$ 205,963